UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-10467

Causeway Capital Management Trust

(Exact name of registrant as specified in charter)

11111 Santa Monica Boulevard, 15th Floor

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-947-7000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2016 to December 31, 2016

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (000)*

December 31, 2016 (Unaudited)

Causeway Global Absolute Return Fund	Number of Shares	Value
SHORT-TERM INVESTMENTS
Dreyfus Cash Management, Institutional Class, 0.430% **	53,594,806	$53,595
Short-Term Investments Trust: Government & Agency Portfolio, Institutional Class, 0.430% **	25,332,250	25,332

Total Short-Term Investments
(Cost $78,927) — 99.5%		78,927

Total Investments — 99.5%
(Cost $78,927)‡		78,927

Other Assets in Excess of Liabilities — 0.5%		413

Net Assets — 100.0%		$79,340

A list of outstanding total return swap agreements held by the Fund at December 31, 2016, is as follows:

Counterparty	Reference Entity/ Obligation	Fixed Payments Paid	Total Return Received or Paid	Termination Date	Net Notional Amount[2]	Net Unrealized Appreciation (Depreciation)
Long Positions†
Morgan Stanley	United States Custom Basket of Securities	Long: Fed Funds-1 day + 0.50%	Total Return of the basket of securities	2/1/2017	$48,593	$13

Morgan Stanley	Hong Kong Basket of Securities	Long: Fed Funds-1 day + 0.55% Short: Fed Funds-1 day – 0.50% to Fed Funds-1 day – 1.25%	Total Return of the basket of securities	1/31/2017	208	—

Morgan Stanley	United Kingdom Custom Basket of Securities	Long: Fed Funds-1 day + 0.55% Short: Fed Funds-1 day – 0.35% to Fed Funds-1 day – 1.50%	Total Return of the basket of securities	1/31/2017	11,355	13

Morgan Stanley	Europe Custom Basket of Securities	Long: Fed Funds-1 day +0.55% Short: Fed Funds-1 day - 0.40% to Fed Funds-1 day – 0.50%	Total Return of the basket of securities	1/31/2017	5,180	—

Morgan Stanley	Japan Custom Basket of Securities	Long: Fed Funds-1 day + 0.55% Short: Fed Funds-1 day – 0.40% to Fed Funds-1day – 0.55%	Total Return of the basket of securities	1/31/2017	501	(33)

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2016 (Unaudited)

Counterparty	Reference Entity/ Obligation	Fixed Payments Paid	Total Return Received or Paid	Termination Date	Net Notional Amount[2]	Net Unrealized Appreciation (Depreciation)
Short Positions††
Morgan Stanley	United States Custom Basket of Short Securities	Short: Fed Funds-1 day – 0.35% to Fed Funds- 1 day – 5.16%	Total Return of the basket of securities	1/31/2017	$(59,196)	$(55)

Morgan Stanley	Canada Custom Basket of Securities	Short: Fed Funds-1 day – 0.35% to – 0.76%	Total Return of the basket of securities	1/31/2017	(4,083)	(13)

Morgan Stanley	Europe Custom Basket of Securities (Local)	Long: EONIA + 0.55% Short: EONIA-1 day – 0.40% to EONIA-1 day – 0.50%	Total Return of the basket of securities	11/2/2017	(1,753)	—

Morgan Stanley	Australia Custom Basket of Securities	Short: Fed Funds-1 day – 0.50% to – 0.56%	Total Return of the basket of securities	1/31/2017	(3,452)	—

Morgan Stanley	Singapore Custom Basket of Securities	Short: Fed Funds-1 day – 0.56%	Total Return of the basket of securities	4/20/2017	(1,782)	(33)

Morgan Stanley	South Korea Custom Basket of Securities	Long: Fed Funds-1 day + 0.85% – 0.50% to Fed Funds-1 day – 0.53%	Total Return of the basket of securities	6/8/2017	(260)	33

						$(75)

†	The following table represents the individual common stock exposures compromising the Long Custom Basket Total Return Swaps as of December 31, 2016.

United States Custom Basket of Securities
Shares	Description	Currency	Net Unrealized Appreciation
12,922	Johnson & Johnson	USD	$—
14,300	Baidu, Inc.	USD	—
15,800	Advance Auto Parts	USD	1
17,500	United Health Group	USD	—
25,200	PVH Corp.	USD	—
25,500	Signet Jewelers Co.	USD	—
31,400	Halliburton Co.	USD	—
35,800	SM Energy Co.	USD	—

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2016 (Unaudited)

United States Custom Basket of Securities (continued)
Shares	Description	Currency	Net Unrealized Appreciation
39,513	PDC Energy, Inc.	USD	$—
46,046	Eli Lilly & Co.	USD	—
52,949	Carnival Corp.	USD	—
55,300	Qualcomm Inc.	USD	—
57,720	Microsoft Corp.	USD	—
62,731	Citigroup Inc.	USD	—
65,900	Bank of America	USD	5
68,900	CSX	USD	—
69,900	CSRA Inc.	USD	7
90,696	Oracle Corp.	USD	—
118,100	Verifone Systems Inc.	USD	—

$13

Hong Kong Custom Basket of Securities
Shares	Description	Currency	Net Unrealized Appreciation (Depreciation)
(3,156,000)	China National Building Material Company	HKD	$—
(3,126,000)	Lenovo Group	HKD	—
(2,588,000)	Golden Concord Ltd. Eneregy Holdings	HKD	—
(206,000)	China Life Insurance	HKD	—
(186,800)	China Taiping Insurance	HKD	—
(172,000)	Citic Ltd.	HKD	—
(132,200)	Bank of East Asia	HKD	—
(118,000)	China Overseas Land & Investment Ltd.	HKD	—
(39,500)	Cheung Kong Property Holding	HKD	—
312,323	China Mer Holdings	HKD	—
313,000	China Mobile	HKD	—
1,666,000	CNOOC Ltd.	HKD	—

$—

United Kingdom Custom Basket of Securities
Shares	Description	Currency	Net Unrealized Appreciation (Depreciation)
(491,016)	Royal Bank of Scotland Group	GBP	$—
(385,550)	Capital & Counties Properties PLC	GBP	—
(273,938)	Standard Chartered PLC	GBP	—
(134,723)	Experian PLC	GBP	(18)
(117,458)	WorldPay Group PLC	GBP	—
(53,620)	Intertek Group PLC	GBP	—
(48,721)	BT Group PLC	GBP	(3)
(43,701)	Shire PLC	GBP	—

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2016 (Unaudited)

United Kingdom Custom Basket of Securities (continued)
Shares	Description	Currency	Net Unrealized Appreciation (Depreciation)
(28,865)	Imperial Brands PLC	GBP	$—
(28,471)	Just Eat PLC	GBP	—
(21,525)	United Utilities Gorup PLC	GBP	(3)
(18,295)	National Grid PLC	GBP	—
—	Associated British Foods	GBP	(5)
—	Capita PLC	GBP	—
—	Great Portland Estates PLC	GBP	(1)
40,398	British American Tobacco PLC	GBP	—
47,642	Astrazeneca	GBP	—
79,380	Glaxosmithkline PLC	GBP	19
80,926	Travis Perkins PLC	GBP	—
90,597	SSE PLC	GBP	—
141,292	Royal Ductch Shell PLC	GBP	—
164,325	Prudential PLC	GBP	—
481,958	Vodafone	GBP	24
559,427	Aviva PLC	GBP	—
977,952	Barclays PLC	GBP	—
2,684,025	Lloyds Banking Group PLC	GBP	—

$13

Europe Custom Basket of Securities
Shares	Description	Currency	Net Unrealized Depreciation
(90,882)	Credit Suisse Group AG	EUR	$—
(31,429)	Novo Nordisk	EUR	—
(28,795)	Statoil ASA	EUR	—
(18,723)	Novozymes	EUR	—
(17,135)	Nestle AG	EUR	—
(3,446)	Coloplast	EUR	—
(3,446)	Coloplast	EUR	—
(1,621)	Geberit	EUR	—
(179)	Givaudan	EUR	—
(178)	SGS SA	EUR	—
8,902	Zurich Insurance Group AG	EUR	—
13,550	Roche Holding AG	EUR	—
47,743	Novartis AG	EUR	—
121,355	ABB Ltd.	EUR	—

$—

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2016 (Unaudited)

Japan Custom Basket of Securities
Shares	Description	Currency	Net Unrealized Appreciation (Depreciation)
(191,300)	Japan Post Holdings	JPY	$—
(139,100)	Panasonic	JPY	—
(114,500)	Odakyu Electric Railway Co. Ltd.	JPY	—
(113,800)	JX Holdings Inc.	JPY	—
(73,100)	AEON Co. Ltd.	JPY	—
(57,000)	Kintetsu Group Holdings Co. Ltd,	JPY	—
(56,900)	Rioch Co. Ltd.	JPY	—
(36,300)	Olympus Corp.	JPY	—
(30,000)	Canon Inc.	JPY	(19)
(29,000)	Tokyo Corp.	JPY	—
(26,100)	Japan Tobacco Inc	JPY	(14)
(23,300)	Nissan Motor Corp,	JPY	—
(10,200)	Recruit Holdings Co. Ltd.	JPY	—
(9,600)	Ono Pharmaceutical Co. Ltd.	JPY	—
(2,500)	Nidec Corp.	JPY	—
—	Keikyu Corp.	JPY	—
—	Softbank Corp.	JPY	—
—	Seibu Holdings Inc.	JPY	—
—	Mitusi Fudosan Co. Ltd.	JPY	—
38,200	East Japan Railway Co.	JPY	—
68,300	Japan Airlines Co. Ltd.	JPY	—
72,400	Komatsu Ltd.	JPY	—
116,300	Kddi Corp.	JPY	—
582,000	Hitachi Ltd.	JPY	—

$(33)

††	The following table represents the individual common stock exposures compromising the Short Custom Basket Total Return Swaps as of December 31, 2016.

United States Custom Basket of Securities
Shares	Description	Currency	Net Unrealized Depreciation
(64,200)	Acadia Healthcare	USD	$—
(63,900)	Frontier Communications Corp.	USD	(7)
(60,000)	Coty	USD	—
(48,000)	SS&C Technologies, Inc.	USD	—
(47,200)	Cypress Semiconductor Corp.	USD	(5)
(44,800)	Ford Motor Co.	USD	—
(43,800)	Nike Inc.	USD	(1)
(43,200)	Starbucks Corp.	USD	—
(40,285)	Brookdale Senior Living Inc.	USD	—

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2016 (Unaudited)

United States Custom Basket of Securities (continued)
Shares	Description	Currency	Net Unrealized Depreciation.
(35,300)	Anadarko Petroleum Corp.	USD	$—
(33,700)	Dominion Resources, Inc.	USD	—
(32,400)	Visa Inc.	USD	—
(30,200)	Kraft Heinz Co.	USD	—
(28,400)	Clovis Oncology	USD	—
(28,000)	Verisk Analytics, Inc.	USD	—
(26,700)	Pandora Media	USD	—
(23,700)	EOG Resources Inc	USD	—
(20,800)	Stericycle Inc.	USD	—
(20,100)	The Travelers Company	USD	(13)
(18,100)	Fastenal	USD	—
(16,500)	Dexcom	USD	—
(15,900)	Twitter Inc.	USD	—
(15,400)	DuPont Co.	USD	—
(15,400)	Berkshire	USD	—
(14,600)	Occidental Petroleum Corp.	USD	(11)
(13,200)	Cerner Corp.	USD	—
(10,500)	Zillow Group	USD	—
(10,000)	Signature Bank	USD	—
(8,000)	Davita Inc.	USD	—
(8,000)	Global Payments Inc.	USD	—
(7,400)	Philip Morris	USD	(8)
(7,100)	General Electric	USD	(2)
(7,000)	Facebook Inc.	USD	—
(6,700)	PPL Corp.	USD	(3)
(5,300)	Sensata Technologies	USD	—
(4,700)	Athenahealth, Inc.	USD	—
(4,300)	Marriott International	USD	(3)
(3,700)	Walgreens Boots Alliance, Inc.	USD	—
(3,700)	Bristol Myers Squibb	USD	—
(3,700)	Equinix	USD	—
(3,600)	Tyler Technologies, Inc.	USD	—
(3,100)	Western Digital	USD	(1)
(2,900)	Markel Corp.	USD	—
(2,700)	Autodesk	USD	—
(2,000)	Zimmer Biomet	USD	—
(1,700)	Palo Alto Network Inc.	USD	—
(1,300)	Chipotle Mexican Grill	USD	—
(1,200)	Marietta	USD	(1)
(1,100)	Simon Properties	USD	—
(1)	TransDigm Group Inc.	USD	—
—	Expedia	USD	—
—	Melcro Crown Entertainment	USD	—

$(55)

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2016 (Unaudited)

Canada Custom Basket of Securities
Shares	Description	Currency	Net Unrealized Depreciation
(143,800)	Element Financial Corp.	CAD	$(3)
(32,300)	Enbridge	CAD	—
(27,700)	Telus Corp.	CAD	(10)
(8,500)	Franco-Nevada Corp.	CAD	—

$(13)

Europe Custom Basket of Securities (Local)
Shares	Description	Currency	Net Unrealized Appreciation (Depreciation)
(991,740)	Saipem	EUR	$—
(500,137)	Terna	EUR	—
(429,802)	Nokia Corp.	EUR	—
(107,847)	Telefonica Esp	EUR	—
(39,444)	Klepierre	EUR	—
(34,931)	Daimler AG	EUR	—
(27,096)	BMW	EUR	—
(15,338)	Anheuser Busch InBev	EUR	—
(9,955)	Air Liquide	EUR	—
(6,847)	Iliad	EUR	—
(4,536)	Sampo	EUR	—
27,099	Volkswagen AG	EUR	—
51,256	Schneider SA	EUR	—
53,970	Akzo Nobel	EUR	—
199,706	Engie SA	EUR	—
520,717	Caixabank	EUR	—

$—

Australia Custom Basket of Securities
Shares	Description	Currency	Net Unrealized Appreciation (Depreciation)
(376,156)	Telstra Corp. Ltd.	AUD	$—
(21,217)	Amcor Ltd.	AUD	—
(19,303)	CSL Ltd.	AUD	—
(7,367)	Commonwealth Bank of Australia	AUD	—

$—

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2016 (Unaudited)

Singapore Custom Basket of Securities
Shares	Description	Currency	Net Unrealized Appreciation (Depreciation)
(706,500)	Singtel	SGD	$(33)

			$(33)

South Korea Custom Basket of Securities
Shares	Description	Currency	Net Unrealized Appreciation (Depreciation)
(49,347)	Samsung EL Mech	KRW	$(21)
(20,630)	Hyundai Motor	KRW	(51)
(10,195)	Samsung SDI	KRW	(8)
(7,700)	Samsung C&T Corp.	KRW	(3)
(5,401)	Shinhan Financial Group	KRW	(6)
2,467	Samsung Electronics	KRW	35
13,760	SK Telecom	KRW	87

			$33

*	Except for share data.
**	The rate reported is the 7-day effective yield as of December 31, 2016.
‡	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.
1	Of this investment, $53,595 was pledged and segregated with the custodian as collateral for outstanding total return equity swap agreements.
2	The net notional amount is the sum of long and short positions. The gross notional amount of long positions and short positions at December 31, 2016 is $126,266 and $(130,956), respectively. The gross notional amounts are representative of the volume of activity during the quarter ended December 31, 2016.

AUD – Australian Dollar

CAD – Canadian Dollar

EONIA – Euro Over Night Index Average

EUR – Euro

GBP – British Pound Sterling

HKD – Hong Kong Dollar

JPY – Japanese Yen

KRW – South Korean Won

PLC – Public Limited Company

SGD – Singapore Dollar

USD – U.S. Dollar

SCHEDULE OF INVESTMENTS (000) (concluded)

December 31, 2016 (Unaudited)

The table below sets forth information about the Level within the fair value hierarchy at which the Fund’s investments are measured at December 31, 2016:

Investment in Securities	Level 1	Level 2	Level 3	Total
Short-Term Investment	$78,927	$—	$—	$78,927

Total Investment in Securities	$78,927	$—	$—	$78,927

Other Financial Instruments – Assets	Level 1	Level 2	Level 3	Total

Total Return Swaps ^	$—	$59	$—	$59

Total Other Financial Instruments – Assets	$—	$59	$—	$59

Other Financial Instruments – Liabilities	Level 1	Level 2	Level 3	Total

Total Return Swaps ^	$—	$(134)	$—	$(134)

Total Other Financial Instruments – Liabilities	$—	$(134)	$—	$(134)

^	Total return swaps are valued at the unrealized appreciation (depreciation) of the instruments.

At December 31, 2016, relative to the Fund’s prior fiscal year end, there were no transfers between levels.

Amounts designated as “—” are $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-005-1200

Item 2.	Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that such disclosure controls and procedures are adequately designed, and are operating effectively to ensure that information required to be disclosed by the registrant in the reports it files or submits under the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as such term is defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Causeway Capital Management Trust

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President
Date: March 1, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President
Date: March 1, 2017

By (Signature and Title)	/s/ Eric Kleinschmidt
Eric Kleinschmidt, Treasurer
Date: March 1, 2017